Employee Benefits (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Employee Benefits [Line Items]
Balance	$ 33,571,138
Changes	(99,908)	$ (4,257,937)
Balance	41,643,938	33,571,138
Severance Indemniy [Member]
Disclosure Of Employee Benefits [Line Items]
Balance	33,571,138	27,095,207
Current cost of service	3,077,205	2,457,762
Interest cost	2,343,063	1,750,514
Actuarial (Gain) losses	1,859,692	4,086,158
Paid-up benefits	(1,087,421)	(1,773,734)
Past service cost	653,426	930,906
Conversion effect	(1,146,660)	(787,975)
Others	2,373,495	(187,700)
Changes	8,072,800	6,475,931
Balance	$ 41,643,938	$ 33,571,138